RELATED PARTY TRANSACTIONS - Schedule of Advance to Vendors - Related Parties (Details) - Related Party [Member] - USD ($)	Mar. 31, 2026	Mar. 31, 2025
RELATED PARTY TRANSACTIONS - Schedule of Advance to Vendors - Related Parties (Details) [Line Items]
Advance to vendors	$ 121,513	$ 50
Qinghai Chengchuang Ideal Trading Co. Ltd [Member]
RELATED PARTY TRANSACTIONS - Schedule of Advance to Vendors - Related Parties (Details) [Line Items]
Advance to vendors	121,513	0
Other Related Parties [Member]
RELATED PARTY TRANSACTIONS - Schedule of Advance to Vendors - Related Parties (Details) [Line Items]
Advance to vendors	$ 0	$ 50